Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non- PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Loss ($)	Adjusted EBITDA (5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2023	3,784,680	2,972,331	1,530,133	1,236,182	N/A	N/A	(76,887,000)	280,890,000
2022	1,824,355	2,343,335	884,068	991,621	N/A	N/A	(73,383,000)	245,963,000
2021	2,398,043	2,398,043	1,235,471	1,235,471	N/A	N/A	(53,269,000)	32,368,000	(6)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Principal Executive Officer, or PEO, for each of the applicable years was Danny Prosky. Mr. Hanson served as our Chief Executive Officer and Chairman of the Board of Directors from January 2015 until October 2021. However, Mr. Hanson only received compensation from us in 2021 for his role as Executive Chairman of the Board of Directors, a position he held from October 2021 until June 2022. The non-PEO NEOs for the applicable years were as follows:
•2023 and 2022: Brian S. Peay, Gabriel M. Willhite, Stefan K.L. Oh and Mark E. Foster.
•2021: Brian S. Peay, Jeffrey T. Hanson, Mathieu B. Streiff, Stefan K.L. Oh and Gabriel M. Willhite.
	Compensation amounts for 2021 reflect compensation paid to our executive officers for the period from October 1, 2021 through December 31, 2021. Until October 1, 2021, our executive officers were officers of our former advisor and affiliates and were compensated by such entities for their services to us.
PEO Total Compensation Amount	$ 3,784,680	$ 1,824,355	$ 2,398,043
PEO Actually Paid Compensation Amount	$ 2,972,331	2,343,335	2,398,043
Adjustment To PEO Compensation, Footnote	To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Prosky and for the average of the other NEOs is set forth following the footnotes to this table.

Year	Summary Compen- sation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO
2023	3,784,680	—	—	(1,999,991)	1,500,009	(234,279)	—	(78,088)	—	2,972,331
2022	1,824,355	—	—	—	—	515,184	—	3,796	—	2,343,335
2021	2,398,043	—	—	(2,000,003)	2,000,003	—	—	—	—	2,398,043
Other NEOs (Average) (j)
2023	1,530,133	—	—	(618,753)	464,069	(125,113)	—	(14,154)	—	1,236,182
2022	884,068	—	—	(39,062)	48,828	97,099	—	688	—	991,621
2021	1,235,471	—	—	(1,022,340)	1,022,340	—	—	—	—	1,235,471
(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)    Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)    Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)    Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)    Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)    Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)    Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)    Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)    Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)    See footnote 1 above for the non-PEO NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 1,530,133	884,068	1,235,471
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,236,182	991,621	1,235,471
Adjustment to Non-PEO NEO Compensation Footnote	To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Prosky and for the average of the other NEOs is set forth following the footnotes to this table.

Year	Summary Compen- sation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO
2023	3,784,680	—	—	(1,999,991)	1,500,009	(234,279)	—	(78,088)	—	2,972,331
2022	1,824,355	—	—	—	—	515,184	—	3,796	—	2,343,335
2021	2,398,043	—	—	(2,000,003)	2,000,003	—	—	—	—	2,398,043
Other NEOs (Average) (j)
2023	1,530,133	—	—	(618,753)	464,069	(125,113)	—	(14,154)	—	1,236,182
2022	884,068	—	—	(39,062)	48,828	97,099	—	688	—	991,621
2021	1,235,471	—	—	(1,022,340)	1,022,340	—	—	—	—	1,235,471
(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)    Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)    Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)    Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)    Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)    Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)    Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)    Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)    Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)    See footnote 1 above for the non-PEO NEOs included in the average for each year.

Compensation Actually Paid vs. Net Income
We are required to describe the relationship between the “Compensation Actually Paid,” or CAP, as calculated in accordance with the SEC disclosure rules, and various financial performance measures. As noted in the Compensation Discussion and Analysis, following the completion of our merger with Griffin-American Healthcare REIT III, Inc., or the Merger, and the acquisition of our external advisor in 2021, our executive officers were employed by us and, beginning October 1, 2021, were compensated under our executive compensation program pursuant to the terms of the executive officer’s respective offer letters. These executive officer letters included equity awards which were sized to include annual grants for 2022 for each of the then-serving NEOs. Because of the sizing of the equity awards to include the 2022 grants and the fact that each NEO who was with our company at the time of the Merger did not receive an equity grant in 2022, the “Compensation Actually Paid” does not appear to be directly aligned with the performance metrics described below due to the impact of these equity award grants on 2021 “Compensation Actually Paid.” Moreover, due to the Merger on October 1, 2021, we could only reasonably calculate Adjusted EBITDA for the three months ended December 31, 2021. Finally, as noted above, there was no public market for our Class T common stock, and, thus, no total shareholder return value can be calculated for our Company as of December 31, 2023. The charts below show Mr. Prosky’s and the average of our other NEOs’ pay compared to our net loss and Adjusted EBITDA (in millions):

Compensation Actually Paid vs. Company Selected Measure
We are required to describe the relationship between the “Compensation Actually Paid,” or CAP, as calculated in accordance with the SEC disclosure rules, and various financial performance measures. As noted in the Compensation Discussion and Analysis, following the completion of our merger with Griffin-American Healthcare REIT III, Inc., or the Merger, and the acquisition of our external advisor in 2021, our executive officers were employed by us and, beginning October 1, 2021, were compensated under our executive compensation program pursuant to the terms of the executive officer’s respective offer letters. These executive officer letters included equity awards which were sized to include annual grants for 2022 for each of the then-serving NEOs. Because of the sizing of the equity awards to include the 2022 grants and the fact that each NEO who was with our company at the time of the Merger did not receive an equity grant in 2022, the “Compensation Actually Paid” does not appear to be directly aligned with the performance metrics described below due to the impact of these equity award grants on 2021 “Compensation Actually Paid.” Moreover, due to the Merger on October 1, 2021, we could only reasonably calculate Adjusted EBITDA for the three months ended December 31, 2021. Finally, as noted above, there was no public market for our Class T common stock, and, thus, no total shareholder return value can be calculated for our Company as of December 31, 2023. The charts below show Mr. Prosky’s and the average of our other NEOs’ pay compared to our net loss and Adjusted EBITDA (in millions):
________
* Represents Adjusted EBITDA for the three months ended December 31, 2021, as discussed above.

Total Shareholder Return Vs Peer Group	There was no public market for our Class T common stock, and, thus, no total shareholder return value can be calculated for our company as of December 31, 2023.
Tabular List, Table

•Adjusted EBITDA Growth
•Net Debt to Adjusted EBITDA
•Same-Property NOI Growth
•Normalized FFO per share

Net Income (Loss)	$ (76,887,000)	$ (73,383,000)	$ (53,269,000)
Company Selected Measure Amount	280,890,000	245,963,000	32,368,000
PEO Name	Danny Prosky
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable period in the case of Mr. Prosky, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable period for our NEOs for the applicable year other than the principal executive officer for such years. As noted above, for 2021, the amount included represents compensation received from us for the period from October 1, 2021 through December 31, 2023. Represents Adjusted EBITDA for the quarter ended December 31, 2021, since the annual Adjusted EBITDA amount could not be reasonably calculated due to the Merger on October 1, 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EBITDA Growth
Non-GAAP Measure Description	As noted the “Compensation Discussion and Analysis” section above, Adjusted EBITDA represents a key component of our executive compensation program, with Adjusted EBITDA Growth representing 40% of the weighting of the corporate portion of the annual cash bonus program. Please see page 26 in the “Compensation Discussion and Analysis” for information regarding how we calculate Adjusted EBITDA for our incentive program.
Measure:: 2
Pay vs Performance Disclosure
Name	•Net Debt to Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	•Same-Property NOI Growth
Measure:: 4
Pay vs Performance Disclosure
Name	•Normalized FFO per share
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,999,991)	0	(2,000,003)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,500,009	0	2,000,003
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(234,279)	515,184	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,088)	3,796	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(618,753)	(39,062)	(1,022,340)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	464,069	48,828	1,022,340
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,113)	97,099	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,154)	688	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0